Subsequent Events (10-K) (Details Narrative) (USD $)	0 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 26, 2013	Feb. 06, 2013	Jan. 09, 2013	Apr. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jan. 23, 2013	Dec. 31, 2011
Stock issued during period for consideration of services, shares			100,000		217,500
Stock issued during period for consideration of services					$ 271,875
Stock issued during period for consideration of services, shares		227,500
Stock units issued during period for consideration of acreage contriburion		15,000
Bond transferred by related party							20,000
Convertible note	53,000			42,500	108,813
Convertible notes, bearing interest rate	8.00%			8.00%	8.00%
Percentage of convertible notes value converting to common stock after 180 days				58.00%	58.00%
Debt instrument, default interest rate					12.00%
Repayments of related party debt					80,500	19,575
Common stock exercise per share						$ 1.01
Subsequent Period One [Member]
Convertible note						53,000
Convertible notes, bearing interest rate						8.00%
Percentage of convertible notes value converting to common stock after 180 days						58.00%
Repayments of related party debt						35,500
Subsequent Period Two[Member]
Convertible note						$ 83,000
Convertible notes, bearing interest rate						8.00%
Debt instrument, default interest rate						12.00%
Common stock exercise per share						$ 1